General and administrative expenses (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Breakdown of General and Administrative Expenses

	2021	2020	2019
	€	€	€
Personnel expenses (Note 5)	(7,033,913)	(1,490,674)	(49,601)
Consulting fees	(757,233)	(1,042,195)	(990,730)
Professional fees	(2,868,684)	(943,322)	(495,326)
Accounting, tax and auditing fees	(1,306,714)	(1,275,842)	(300,841)
Facilities, communication and office expenses	(5,648,763)	(551,223)	(236,904)
Travel expenses	(143,582)	(26,773)	(167,062)
Other expenses	(590,571)	(168,462)	(85,255)
	(18,349,460)	(5,498,491)	(2,325,719)